Summary of Bank Loans and Acceptances (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of Banks loans and acceptances [Line Items]
Residential mortgages	$ 320,341	$ 293,924
Consumer installment and other personal	217,554	206,152
Credit card	38,660	36,010
Business and government	326,528	301,389
Total Loans	903,083	837,475
Customers' liability under acceptances	17,569	19,733
Loans at FVOCI	421	2,353
Allowance for loan losses	7,136	6,432
Total loans and acceptances, net of allowance	913,937	853,129
Loans and acceptances [member]
Disclosure of Banks loans and acceptances [Line Items]
Loans and acceptances	921,073	859,561
Allowance for loan losses [member]
Disclosure of Banks loans and acceptances [Line Items]
Allowance for loan losses	$ 7,136	$ 6,432